Loss per share (EPS)	12 Months Ended
Dec. 31, 2025
Loss per share (EPS)
Loss per share (EPS)

32.Loss per share (EPS)

The Basic Earnings Per Share and the Diluted Earnings Per Share are calculated by dividing earnings for the year by the weighted average number of shares outstanding during the year. As the Company is incurring net losses, outstanding warrants have no dilutive effect. As such, there is no difference between the Basic and Diluted EPS.

EPS for December 2025 has been presented in the income statement taking into account resolutions adopted by the shareholders’ meeting of February 21, 2020. All existing preferred shares were converted into common shares, and then a share split of 4:1 was approved by the shareholders’ meeting.

	2025	2024	2023
As at December 31, after conversion and share split
Outstanding common shares at period-end	43,026,460	37,427,265	28,673,985
Weighted average number of common shares outstanding	38,108,434	32,743,605	27,968,142
Potential number of shares resulting from the exercise of warrants	3,207,819	2,258,319	1,635,606
Potential number of shares resulting from conversion of the bond	4,510,356	—	—

Basic and Diluted EPS for the periods ended December 31, 2025, 2024 and 2023 based on weighted average number of shares outstanding after conversion and share split are as follows:

	For the period ended December 31
	2025	2024	2023
Loss of year attributable to common holders (in EUR)	(90,085,000)	(59,236,000)	(43,212,000)
Loss of year attributable to preferred holders (in EUR)	—	—	—
Loss of year attributable to equity holders (in EUR)	(90,085,000)	(59,236,000)	(43,212,000)
Weighted average number of common shares outstanding (in units)	38,108,434	32,743,605	27,968,142
Basic earnings per share in EUR (EUR/unit)	(2.364)	(1.809)	(1.545)
Diluted earnings per share in EUR (EUR/unit)	(2.364)	(1.809)	(1.545)